Related party transactions and balances (Tables)	6 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
Schedule of related parties

	December 31, 2023	June 30, 2024	June 30, 2024
	RMB	RMB	USD
		(Unaudited)	(Unaudited)
Amount due from Parent	-	207,114,202	29,061,318
Amount due to Parent	17,379,014	-	-
Amount due to a related party-Joyous JD	1,086,011	1,092,774	153,333